Other assets (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of other assets current and non current

	2020	2019
Advances to suppliers (a)	1,583	107
Advances to employees	283	354
Prepaid expenses (b)	966	858
Officer’s fund (c)	47	47
IPO costs (d)	624	—
Other current assets	200	419

Other current assets	3,703	1,785

Prepaid expenses (b)	398	407
Deposit/guarantee on lease agreement	142	133

Other non-current assets	540	540

(a)
Advances to suppliers are advances paid for services not yet received. The Company reviews such amounts and records the portion related to the period in the income statement on an accrual basis. The balances outstanding on December 31, 2020, related mainly to attorney fees for services to a fund and were reimbursed after year-end.

(b)
Prepaid expenses are composed mainly of IT services paid in advance, such as renewal of licenses, technical support and guarantees. These services refer to future periods; therefore, these items will be recorded as administrative expenses (note 21) in the consolidated income statement related to the period for which they correspond.

(c)
The balance of US$ 47 as of December 31, 2020 and December 31, 2019 represent the amount receivable from the Officer’s fund related to reimbursable costs incurred by the Group. For more details, see note 27.

(d)
IPO Costs related to the Company’s Initial Public Offering (IPO) which was concluded on January 21, 2021 (see note 28). This amount refers to the costs allocated to the primary offering and will be transferred to equity as capitalization costs upon IPO’s conclusion.